TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

NOTE 13 — TRADE AND OTHER RECEIVABLES

	2018	2017
As at 31 December	US$’000	US$’000
Oil, natural gas and NGL sales	16,339	2,604
Joint interest billing receivables	594	930
Commodity hedge contract receivables	4,192	—
Other	124	432
Total trade and other receivables	21,249	3,966

Due to the short-term nature of trade and other receivables, their carrying amounts are assumed to approximate fair value. No material receivables were outside of normal trading terms as at 31 December 2018 and 2017.